Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 172,047	$ 121,735
Less: allowance for doubtful accounts	(32,633)	(28,180)
Trade receivables, net	$ 139,414	$ 93,555